Convertible Preferred Stock - Conversion Price (Details)	Dec. 02, 2020 $ / shares
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	$ 3.18
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	1.12
Series A-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	1.11
Series A-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	1.31
Series A-4 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	1.47
Series A-5 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	1.48
Series A-6 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	2.22
Series A-7 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	2.54
Series A-8 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	2.70
Series A-9 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	2.86
Series A-10 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	3.02
Series A-11 Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	1.78
Series X Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion price (in dollars per share)	$ 9.96